STOCKHOLDERS' EQUITY (Details 5) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended			9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2013 Employee Stock Purchase Plan	Sep. 30, 2013 Employee Stock Purchase Plan	Sep. 30, 2013 Options to Nonemployees	Dec. 31, 2012 Options to Nonemployees	Sep. 30, 2013 Options to Nonemployees 2008 Equity Incentive Plan	Sep. 30, 2012 Options to Nonemployees 2008 Equity Incentive Plan	Dec. 31, 2012 Options to Nonemployees 2008 Equity Incentive Plan	Dec. 31, 2011 Options to Nonemployees 2008 Equity Incentive Plan	Sep. 30, 2013 Restricted Stock	Sep. 30, 2012 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Sep. 30, 2013 Restricted Stock Units (RSUs)
Additional disclosure
Options granted (in shares)							8,500
Stock-based compensation expense	$ 6,253,000	$ 527,000	$ 3,321,000	$ 164,000					$ 100,000	$ 0	$ 100,000	$ 0					$ 100,000
Options outstanding (in shares)			5,832,705				8,900	12,400
Number of awards issued (in shares)						0							0	11,571	13,571	68,815	51,382
Unrecognized compensation expense																	$ 900,000
Percentage of deduction from eligible compensation authorized by employee to purchase common stock at discount					15.00%
Offering ending period					6 months
Purchase price expressed as a percentage of fair market value of common stock on the first or the last trading day of the offering period					85.00%